Income Taxes (Roll-Forward Of Unrecognized Tax Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Roll-forward of unrecognized tax benefits:
Balance at beginning of fiscal year	¥ 30,956		¥ 58,588		¥ 61,297
Gross amount of increases for current year's tax positions	439		366		455
Gross amount of decreases for current year's tax positions			(49)		(339)
Gross amount of increases for prior years' tax positions	333		2,765		2,887
Gross amount of decreases for prior years' tax positions	(25,318)	[1]	(35,119)	[2]	(312)
Net amount of changes relating to settlements with tax authorities	(244)		760		(2,515)
Decreases due to lapse of applicable statutes of limitations					(1,123)
Foreign exchange translation and others	7,827		3,645		(1,762)
Balance at end of fiscal year	¥ 13,993		¥ 30,956		¥ 58,588

[1]	The decrease related to prior year tax positions is primarily from the resolution of uncertain tax positions in the U.S. for both federal income taxes and California state tax.
[2]	The decrease was primarily because, during the fiscal year ended March 31, 2013, the MUFG Group closed an examination with U.S. tax authorities on issues related to prior years' tax positions.